Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We do not grant equity awards when in possession of material, non-public information. Further, we do not schedule the grant of any equity awards in anticipation of the disclosure of material, non-public information, and we do not schedule the disclosure of material, non-public information based on the timing of granting equity awards. We generally grant broad-based equity awards at approximately the same time each year. Because the Committee’s regular meeting schedule is determined in the prior fiscal year, the proximity of any awards to other significant corporate events is coincidental. In addition, we may choose to grant equity awards outside of the annual broad-based awards (e.g., as part of a new hire package or as a retention or promotional incentive). During 2025, no stock option grants were made to any of our NEOs during any period beginning four business days before filing or furnishing of a periodic report or current report and ending one business day after the fling or furnishing of any such report with the SEC.
Award Timing Method	We generally grant broad-based equity awards at approximately the same time each year. Because the Committee’s regular meeting schedule is determined in the prior fiscal year, the proximity of any awards to other significant corporate events is coincidental. In addition, we may choose to grant equity awards outside of the annual broad-based awards (e.g., as part of a new hire package or as a retention or promotional incentive).
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not grant equity awards when in possession of material, non-public information. Further, we do not schedule the grant of any equity awards in anticipation of the disclosure of material, non-public information, and we do not schedule the disclosure of material, non-public information based on the timing of granting equity awards.
MNPI Disclosure Timed for Compensation Value	false